Business Combinations and Divestitures - Qualtrics International Inc (Details) $ / shares in Units, € in Millions, shares in Millions, $ in Billions			12 Months Ended
		Mar. 13, 2023 EUR (€) shares	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Mar. 13, 2023 USD ($) $ / shares shares
Disclosure of detailed information about business combination [line items]
Cash flows from sale of Qualtrics			€ 0	€ 0	€ 289
Profit after tax	[1]		€ 3,150	5,964	1,708
Qualtrics International Inc. [Member]
Disclosure of detailed information about business combination [line items]
Cash per share | $ / shares						$ 18.15
Total Purchase Price For Sale Of Qualtrics | $						$ 7.7
Cash flows from sale of Qualtrics		€ 7,068
Hedged purchase price from sale of Qualtrics. | $						$ 7.1
Disposal gain		3,562		3,562	0
Purchase Price Less the Cost Of Disposal		7,003
Net Assets As Of Disposal Date		5,800
Goodwill As Of Disposal Date		4,007
Other Intangible Assets As Of Disposal Date		1,294
Non-Controlling Interests As Of Disposal Date		2,337
Other Comprehensive Income As Of Disposal Date		22
Taxes		799		€ 799	€ (64)
Cash and cash equivalents of Qualtrics		€ 713
Shares agreed to sell. | shares		423				423

[1]	From continuing and discontinued operations